Segmented information (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Percentage Of Revenue	10.00%	10.00%
One Customer [Member]
Percentage Of Revenue	23.00%	25.00%
Two Customer [Member]
Percentage Of Revenue	19.00%	22.00%